SCHEDULE OF DISAGGREGATED ITS REVENUE FROM CONTRACTS WITH CUSTOMERS AND GEOGRAPHICAL REGION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total	$ 377,876,123	$ 335,060,851	$ 325,984,469
Shipping and Handling [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total	349,599,092	312,043,186	311,098,665
Retail [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total	9,115,672	4,563,729	5,072,320
Leather Trading [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total	$ 19,161,359	$ 18,453,936	$ 9,813,484